Eaton Vance
National Municipal Opportunities Trust
December 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,541,537
Total Corporate Bonds (identified cost $2,430,000)		$ 2,541,537

Tax-Exempt Municipal Obligations — 108.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
Texas Water Development Board:
4.80%, 10/15/52	$1,500	$ 1,555,905
5.00%, 10/15/47(2)	5,000	5,325,700
		$ 6,881,605
Education — 5.1%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$185	$ 158,958
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	971,270
California Municipal Finance Authority, (Westside Neighbourhood School), 6.20%, 6/15/54(1)	880	947,610
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	210,288
5.375%, 6/15/48(1)	395	379,974
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/64(1)	2,940	2,799,262
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	380,759
Idaho Housing and Finance Association, (Alturas Preparatory Academy), 4.125%, 5/1/44	1,000	956,120
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	750	790,207
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	887,920
Public Finance Authority, WI, (Cornerstone Charter Academy):
5.00%, 2/1/54	900	908,442
5.00%, 2/1/64	2,000	2,006,860
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	431,504
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	209,392
5.00%, 4/1/40(1)	620	634,012
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences): (continued)
5.00%, 4/1/50(1)	$830	$ 832,208
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	1,000	1,010,760
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	70	68,918
		$ 14,584,464
Electric Utilities — 5.6%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(2)	$4,000	$ 4,337,600
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	5,317,658
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/47	2,000	2,177,500
Omaha Public Power District, NE, 5.00%, 2/1/47	4,000	4,249,040
		$ 16,081,798
Escrowed/Prerefunded — 0.7%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$1,500	$ 1,706,895
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	275	296,670
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	10	10,864
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,241
		$ 2,019,670
General Obligations — 10.8%
Chicago Board of Education, IL:
5.00%, 12/1/42	$6,410	$ 6,337,182
6.00%, 12/1/49	1,750	1,891,523
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)(2)	4,000	4,254,720
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	2,410	2,295,380
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	331,222
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)(2)	2,500	2,648,425
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	4,000	4,232,640
New York, NY, (SPA: Barclays Bank PLC), 3.85%, 10/1/46(3)	400	400,000

Eaton Vance
National Municipal Opportunities Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	$5,000	$ 4,929,500
Puerto Rico:
0.00%, 7/1/33	2,000	1,355,520
4.00%, 7/1/35	2,127	2,075,697
Township of Freehold, NJ, 1.00%, 10/15/29	145	126,044
		$ 30,877,853
Hospital — 7.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$3,000	$ 3,025,890
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/54	2,000	2,102,920
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	1,980	2,088,563
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	1,062,026
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,458,250
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	1,000	931,430
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	3,000	3,069,780
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,330	1,308,082
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,215	1,269,444
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	476,430
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,025	1,962,610
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	225	251,746
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	1,000	1,084,090
		$ 21,091,261
Housing — 5.5%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$4,255	$ 2,879,912
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	$2,000	$ 2,007,500
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.45%, 4/1/51	3,500	3,610,460
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	1,690	1,690,422
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,555	1,600,499
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	3,373	3,014,759
Washington State Housing Finance Commission, (Radford Court and Nordheim Court), 5.00%, 7/1/54	1,000	1,029,500
		$ 15,833,052
Industrial Development Revenue — 5.7%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,660,498
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	1,000	817,720
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,000	1,934,640
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	728,321
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,314,860
(AMT), 4.875%, 11/1/42(1)	1,555	1,480,982
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	531,541
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,914,790
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	2,765	2,828,761
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	1,000	1,006,480
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	146,627
		$ 16,365,220
Insured - Electric Utilities — 1.8%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	$1,875	$ 1,948,706
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(2)	3,000	3,232,410
		$ 5,181,116

Eaton Vance
National Municipal Opportunities Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 1.9%
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	$1,500	$ 1,572,360
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51	1,000	964,540
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	2,000	2,184,680
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	810	848,362
		$ 5,569,942
Insured - Housing — 0.5%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee):
(BAM), 5.00%, 7/1/64	$325	$ 332,196
(BAM), 5.25%, 7/1/64	1,000	1,039,500
		$ 1,371,696
Insured - Lease Revenue/Certificates of Participation — 0.7%
Hinds County, MS, Lease Purchase, (BAM), 4.625%, 9/1/54(1)	$2,000	$ 1,981,960
		$ 1,981,960
Insured - Other Revenue — 0.1%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$280	$ 218,865
		$ 218,865
Insured - Special Tax Revenue — 4.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	$4,000	$ 4,629,160
(AGC), 7.00%, 10/1/39	6,000	6,927,660
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	711,763
(AGM), 3.75%, 5/1/40	855	838,294
		$ 13,106,877
Insured - Transportation — 7.8%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	$6,225	$ 5,906,902
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,425,495
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AGM), (AMT), 5.25%, 6/30/60	2,800	2,920,540
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	$4,000	$ 2,725,400
(AGC), 0.00%, 1/1/36	13,000	8,445,710
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	1,000	1,021,790
		$ 22,445,837
Lease Revenue/Certificates of Participation — 7.5%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 324,829
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	2,610	2,687,465
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	2,000	2,092,680
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	465	479,206
5.00%, 6/15/44	4,260	4,417,449
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	11,408,800
		$ 21,410,429
Other Revenue — 2.3%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,195	$ 2,835,722
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	400,312
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	447,310
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	615,279
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,000	1,077,230
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,343,342
		$ 6,719,195
Senior Living/Life Care — 10.6%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,407,077
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	849,958
5.00%, 7/15/42	700	673,869
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	122,735
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	748,118

Eaton Vance
National Municipal Opportunities Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	$155	$ 155,234
6.375%, 1/1/33	30	30,058
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,445,340
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group):
5.00%, 11/15/54	1,000	1,013,940
5.25%, 11/15/54	1,000	1,035,860
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	488,006
5.00%, 11/15/38(1)	310	319,988
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,585,683
Montgomery County Industrial Development Authority, PA, (ACTS Retirement Communities, Inc.), 5.25%, 11/15/53	1,500	1,545,675
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,480	1,120,848
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	262,350
5.625%, 7/1/46(1)	360	357,998
5.75%, 7/1/54(1)	780	771,256
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	45	45,329
5.00%, 7/1/34	55	55,279
5.00%, 7/1/49	2,000	1,861,220
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	3,000	2,723,550
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	511,255
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	765	987,294
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	635,960
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	2,000	2,160,340
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,279,371
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	661,716
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,013,740
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,189,672
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	$305	$ 276,894
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,063,720
		$ 30,399,333
Special Tax Revenue — 10.0%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$2,150	$ 2,158,019
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	1,640	1,673,358
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	140	119,424
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(1)	1,190	1,150,123
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	4,205	3,276,914
4.375%, 5/1/53	1,000	996,120
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	971,180
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,285,848
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	2,250	528,278
5.00%, 7/1/58	4,015	4,007,733
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	2,125	2,308,409
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(2)	4,000	4,306,240
		$ 28,781,646
Transportation — 16.5%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	$1,500	$ 1,581,720
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	4,000	4,264,320
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,586,181
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,200	2,037,046
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,251,050
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,000	2,111,560

Eaton Vance
National Municipal Opportunities Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.375%, 6/30/60	$1,910	$ 1,967,300
Green Bonds, (AMT), 6.00%, 6/30/54	770	824,077
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,114,957
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,040,402
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	6,000	6,129,840
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,064,860
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	5,625	5,706,675
Texas Transportation Commission, (State Highway 249 System), 0.00%, 8/1/38	850	461,159
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	8,800	9,225,832
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	955	910,545
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	2,865	2,879,640
(AMT), 5.00%, 12/31/52	1,000	1,003,710
		$ 47,160,874
Water and Sewer — 0.5%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$1,390	$ 1,507,858
		$ 1,507,858
Total Tax-Exempt Municipal Obligations (identified cost $298,329,828)		$309,590,551

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,020,040
		$ 1,020,040
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
Chicago, IL:
7.375%, 1/1/33	$1,562	$ 1,669,075
7.781%, 1/1/35	1,400	1,554,994
		$ 3,224,069
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,190,466
		$ 1,190,466
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$ 1,141,980
		$ 1,141,980
Insured - Transportation — 0.4%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/45	$4,500	$ 1,265,220
		$ 1,265,220
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$140	$ 137,981
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	100	98,662
		$ 236,643
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,050,163
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	1,500	1,465,320
		$ 2,515,483

Eaton Vance
National Municipal Opportunities Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.4%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,299,480
		$ 1,299,480
Total Taxable Municipal Obligations (identified cost $12,645,823)		$ 11,893,381
Total Investments — 113.0% (identified cost $313,405,651)		$324,025,469
Other Assets, Less Liabilities — (13.0)%		$(37,291,380)
Net Assets — 100.0%		$286,734,089
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $47,827,636 or 16.7% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
At December 31, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	17.4%
Texas	14.1%
Others, representing less than 10% individually	67.7%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 16.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 7.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Opportunities Trust
December 31, 2024
Portfolio of Investments (Unaudited) — continued

At December 31, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,541,537	$ —	$ 2,541,537
Tax-Exempt Municipal Obligations	—	309,590,551	—	309,590,551
Taxable Municipal Obligations	—	11,893,381	—	11,893,381
Total Investments	$ —	$324,025,469	$ —	$324,025,469
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.